Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net operating loss carry forward	$ 6,061,000	$ 1,986,000
Amortization of debt discount and debt issue costs	1,465,000	465,000
Stock Options and Warrants	971,000	0
Bad debt	73,000	44,000
Valuation allowance	(8,570,000)	(2,495,000)
Net deferred tax asset	$ 0	$ 0